Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000
Common stock, shares issued	2,151,902	1,806,612
Common stock, shares outstanding	2,151,902	1,806,612
Common stock issuable, shares	242,000	104,000
Next NRG Holding Corp [Member]
Common stock par value		$ 0.001
Common stock shares authorized		100,000
Common stock, shares issued		100,000
Common stock, shares outstanding		100,000
Next NRG Holding Corp [Member] | Series X Preferred Stock [Member]
Preferred stock, par value		$ 0.00001
Preferred stock, shares authorized		50,000,000
Preferred stock, shares outstanding	1	0
Next NRG Holding Corp [Member] | Common Class A [Member]
Common stock par value		$ 0.00001
Common stock shares authorized		500,000,000
Common stock, shares issued	17,700,000	0
Common stock, shares outstanding	15,000,000	0
Next NRG Holding Corp [Member] | Common Class B [Member]
Common stock par value		$ 0.00001
Common stock shares authorized		500,000,000
Common stock, shares issued	11,800,000	0
Common stock, shares outstanding	10,000,000	0